Cover	Apr. 20, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed, on April 20, 2023, NorthView Acquisition Corp. (the “Company”) received notice from The Nasdaq Stock Market LLC (“Nasdaq”) indicating that, because of the Company’s failure to pay certain annual fees to Nasdaq totaling $140,000, the Company was no longer in compliance with Nasdaq Listing Rule 5250(f), a requirement for continued listing on the Nasdaq Global Market. We described the delisting notice in our Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on April 26, 2023. The information set forth in the Initial 8-K is incorporated herein by reference.
Document Period End Date	Apr. 20, 2023
Entity File Number	001-41177
Entity Registrant Name	NORTHVIEW ACQUISITION CORP.
Entity Central Index Key	0001859807
Entity Tax Identification Number	86-3437271
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	207 WEST 25TH ST., 9TH FLOOR
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	494-9022
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Shares of common stock, par value $0.0001 per share
Title of 12(b) Security	Shares of common stock, par value $0.0001 per share
Trading Symbol	NVAC
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-tenth of one share of common stock
Title of 12(b) Security	Rights, each entitling the holder to receive one-tenth of one share of common stock
Trading Symbol	NVACR
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Trading Symbol	NVACW
Security Exchange Name	NASDAQ